Cover	Oct. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Information [Line Items]
Document Period End Date	Oct. 05, 2026
Entity Registrant Name	F&G Annuities & Life, Inc.
Entity File Number	001-41490
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-2487422
Entity Address, Address Line One	801 Grand Avenue
Entity Address, Address Line Two	Suite 2600
Entity Address, City or Town	Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50309
City Area Code	866
Local Phone Number	846-4660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001934850
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	F&G Common Stock, $0.001 par value
Trading Symbol	FG
Security Exchange Name	NYSE
7.950% Senior Notes due 2053
Document Information [Line Items]
Title of 12(b) Security	7.950% Senior Notes due 2053
Trading Symbol	FGN
Security Exchange Name	NYSE
7.300% Junior Subordinated Notes due 2065 [Member]
Document Information [Line Items]
Title of 12(b) Security	7.300% Junior Subordinated Notes due 2065
Trading Symbol	FGSN
Security Exchange Name	NYSE